Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

July 31, 2017

Dates Covered
Collections Period	07/01/17 - 07/31/17
Interest Accrual Period	07/17/17 - 08/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/17	222,621,256.29	15,705
Yield Supplement Overcollateralization Amount 06/30/17	4,919,863.07	0
Receivables Balance 06/30/17	227,541,119.36	15,705
Principal Payments	10,284,200.57	325
Defaulted Receivables	566,755.31	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/17	4,576,818.03	0
Pool Balance at 07/31/17	212,113,345.45	15,346

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	28.77%

Prepayment ABS Speed	1.32%

Overcollateralization Target Amount	9,545,100.55
Actual Overcollateralization	9,545,100.55

Weighted Average APR	3.95%
Weighted Average APR, Yield Adjusted	5.43%
Weighted Average Remaining Term	38.53

Delinquent Receivables:
Past Due 31-60 days	4,799,446.02	276
Past Due 61-90 days	1,134,240.60	72
Past Due 91-120 days	221,700.64	16
Past Due 121+ days	0.00	0
Total	6,155,387.26	364

Total 31+ Delinquent as % Ending Pool Balance	2.90%

Recoveries	306,648.82

Aggregate Net Losses/(Gains) - July 2017	260,106.49

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.37%
Prior Net Losses Ratio	0.85%
Second Prior Net Losses Ratio	1.18%
Third Prior Net Losses Ratio	0.55%
Four Month Average	0.99%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.35%

Flow of Funds	$ Amount

Collections	11,319,444.58
Advances	1,298.94
Investment Earnings on Cash Accounts	8,835.79
Servicing Fee	(189,617.60)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,139,961.71

Distributions of Available Funds
(1) Class A Interest	249,709.27
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	489,954.31
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,545,100.55
(7) Distribution to Certificateholders	830,020.58
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,139,961.71

Servicing Fee	189,617.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 07/17/17	212,603,299.76
Principal Paid	10,035,054.86
Note Balance @ 08/15/17	202,568,244.90

Class A-1
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-2a
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-2b
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-3
Note Balance @ 07/17/17	113,383,299.76
Principal Paid	10,035,054.86
Note Balance @ 08/15/17	103,348,244.90
Note Factor @ 08/15/17	50.6609044%

Class A-4
Note Balance @ 07/17/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	84,410,000.00
Note Factor @ 08/15/17	100.0000000%

Class B
Note Balance @ 07/17/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	14,810,000.00
Note Factor @ 08/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	274,886.27
Total Principal Paid	10,035,054.86
Total Paid	10,309,941.13

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.22556%
Coupon	1.50556%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	126,611.35
Principal Paid	10,035,054.86
Total Paid to A-3 Holders	10,161,666.21

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3892360
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.2095308
Total Distribution Amount	14.5987668

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6206439
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.1914454
Total A-3 Distribution Amount	49.8120893

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	48.82
Noteholders' Principal Distributable Amount	951.18

Account Balances	$ Amount

Advances
Balance as of 06/30/17	49,939.56
Balance as of 07/31/17	51,238.50
Change	1,298.94

Reserve Account
Balance as of 07/17/17	1,806,189.65
Investment Earnings	1,304.16
Investment Earnings Paid	(1,304.16)
Deposit/(Withdrawal)	-
Balance as of 08/15/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65